Summary of Significant Accounting Policies - Schedule of useful lives of property plant and equipment (Detail)	Dec. 31, 2023
Servers and computers [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years
Servers and computers [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years
Furniture, fixtures, office and other equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years
Furniture, fixtures, office and other equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Useful Life, Shorter of Lease Term or Asset Utility [Member]
Software and others [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years
Software and others [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years